Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Net operating loss carryforwards	$ 18,826,000
Operating loss carryforwards, expiration date (Date)	2022-01-01
Research and Development [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	$ 621,000
Tax credit carryforward, expiration date (Date)	2022